Summary of Significant Accounting Policies - Goodwill and Other Intangible Assets (Details 5) (Weighted Average [Member])	12 Months Ended
Dec. 31, 2014
Goodwill and Other Intangible Assets
Finite-lived intangible assets remaining amortization period	10 years 10 months 24 days
Customer-Related Intangible Assets [Member]
Goodwill and Other Intangible Assets
Finite-lived intangible assets remaining amortization period	11 years 10 months 24 days
Other intangibles [Member]
Goodwill and Other Intangible Assets
Finite-lived intangible assets remaining amortization period	7 years 7 months 6 days